revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Contract assets
Contract assets	$ 0	$ 1,279	$ 1,475	$ 0	$ 1,441	$ 1,475	$ 1,272
Contract assets at beginning of period	0	1,279	1,475	0
Net additions arising from operations	350	303	671	584
Amounts billed in period and thus reclassified to accounts receivable	(357)	(313)	(703)	(617)
Change in impairment allowance, net	(2)	2	(4)	1
Other	1	1	2	1
Contract assets at end of period	1,441	1,272	1,441	1,272
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets					1,019		907
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities					(5)		(5)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets					(155)		(142)
Current contract assets					859	860	760
Wireless segment
Contract assets
Amounts billed in period and thus reclassified to accounts receivable	(330)	(287)	(650)	(567)
The twelve month period ending one year hence
Contract assets
Contract assets	1,019	907	1,017	907	1,019	1,017	907
Contract assets at beginning of period			1,017
Contract assets at end of period	1,019	907	1,019	907
The twelve month period ending two years hence
Contract assets
Contract assets	407	354	444	354	407	444	354
Contract assets at beginning of period			444
Contract assets at end of period	407	354	407	354
Thereafter
Contract assets
Contract assets	15	11	14	11	$ 15	$ 14	$ 11
Contract assets at beginning of period			14
Contract assets at end of period	$ 15	$ 11	$ 15	$ 11